CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (10,233,000)		$ (13,076,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	272,000		259,000
Discount amortization on convertible notes	783,000		304,000
Stock-based compensation expense	821,000		1,226,000
Amortization of operating lease right of use assets	409,000		318,000
Bad debt expense	1,563,000		1,474,000
Convertible note impairment	259,000		0
Abandoned software implementation assets	134,000		0
Accrued interest on convertible notes	68,000		26,000
Change in fair value of warrants	(334,000)		(4,158,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,621,000)		(1,317,000)
Prepaid expenses and other current assets	613,000		(578,000)
Contract assets	60,000		31,000
Accounts payable and other liabilities	2,228,000		1,450,000
Operating lease liabilities	(458,000)		(318,000)
Deferred payroll tax credits	1,751,000		0
Deferred revenue	(291,000)		(159,000)
Net cash provided by (used in) operating activities	(3,976,000)		(14,518,000)
Cash flows from investing activities:
Purchase of convertible note	0		(259,000)
Purchases of property and equipment	(351,000)		(154,000)
Net cash used in investing activities	(351,000)		(413,000)
Cash flows from financing activities:
Business combination, net of transaction cost	0		10,110,000
Proceeds from short-term cash advance	2,467,000		0
Repayment of short-term cash advance	(542,000)		0
Proceeds from related party payable	350,000		0
Related party repayments	(522,000)		0
Proceeds from convertible notes	0		7,000,000
Repayment of convertible notes	(3,238,000)		(1,000,000)
Proceeds from the issuance of common stock	2,661,000		0
Cost of equity issuance	(338,000)		0
Proceeds from exercise of stock options	274,000		140,000
Net cash provided by (used in) financing activities	1,112,000		16,250,000
Net increase (decrease) in cash and cash equivalents	(3,215,000)		1,319,000
Cash and cash equivalents at beginning of period	3,546,000		2,227,000
Cash and cash equivalents at end of period	331,000		3,546,000
Supplemental cash flows disclosures
Income taxes paid	3,000		2,000
Interest paid	1,432,000		330,000
Supplemental disclosure of non cash activities
Conversion of convertible notes and interest into common stock	0		7,305,000
Warrants assumed in business combination at estimated fair value	0		4,496,000
Conversion of L1 Notes into common stock	1,450,000		200,000
Right of use assets obtained in exchange for lease obligations - operating leases	412,000		150,000
Related party payments on accounts payable	712,000		0
Common stock issued for services rendered	56,000	[1]	0
Settlement of litigation through issuance of common stock	$ 263,000		$ 0

[1]	Common shares issued in exchange for services rendered